Long-term Debt (Commercial Paper) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	CAD 1,300
Commercial paper, outstanding	CAD 955	CAD 605		$ 760	$ 451
Commercial paper, weighted average interest rate	1.36%	0.65%		1.36%	0.65%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Issuances of commerical paper	CAD 4,539	CAD 3,656	CAD 2,624
Repayments of commercial paper	(4,160)	(3,519)	(2,173)
Net issuance (repayment) of commercial paper	CAD 379	CAD 137	CAD 451